Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment
Total	¥ 37,971	¥ 36,352
Less: Accumulated depreciation	(30,681)	(26,487)
Net book value	7,290	9,865		$ 1,057
Depreciation expenses	5,600	5,800	¥ 8,100
Equipment [Member]
Property, Plant and Equipment
Total	16,391	15,443
Office equipment and furniture
Property, Plant and Equipment
Total	7,559	7,209
Leasehold improvement
Property, Plant and Equipment
Total	¥ 14,021	¥ 13,700